COMMITMENTS AND CONTINGENT LIABILITIES - Future Minimum Payments for Contractual Commitments (Details) $ in Millions	Dec. 31, 2018 CAD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	$ 979
Player contracts	85
Purchase obligations	1,062
Program rights	4,140
Total commitments	6,266
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	208
Player contracts	63
Purchase obligations	448
Program rights	667
Total commitments	1,386
1-3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	312
Player contracts	8
Purchase obligations	332
Program rights	1,048
Total commitments	1,700
4-5 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	172
Player contracts	14
Purchase obligations	202
Program rights	1,079
Total commitments	1,467
After five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Operating leases	287
Player contracts	0
Purchase obligations	80
Program rights	1,346
Total commitments	$ 1,713